ROYALTY AND OTHER PROPERTY INTERESTS - Disclosure of detailed information about project and royalty generation costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	$ 16,392	$ 15,723
Recoveries from partners	(7,962)	(7,277)
Net Expenditures	8,430	8,446
Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	432	488
Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	5,322	5,794
Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	4,932	4,735
Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1,066	810
Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	3,288	2,244
Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1,127	1,178
Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	225	474
Scandinavia [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	3,244	3,697
Recoveries from partners	(1,606)	(2,921)
Net Expenditures	1,638	776
Scandinavia [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	136	130
Scandinavia [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	323	1,422
Scandinavia [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1,020	1,234
Scandinavia [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	243	118
Scandinavia [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1,279	543
Scandinavia [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	116	96
Scandinavia [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	127	154
USA [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	9,222	6,248
Recoveries from partners	(6,347)	(4,021)
Net Expenditures	2,875	2,227
USA [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	178	155
USA [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	4,734	2,557
USA [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1,971	1,532
USA [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	10	18
USA [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	2,005	1,674
USA [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	310	267
USA [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	14	45
Turkey [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	210	372
Recoveries from partners	0	(17)
Net Expenditures	210	355
Turkey [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1	63
Turkey [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	115	40
Turkey [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	7	63
Turkey [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	64	119
Turkey [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	65
Turkey [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	23	22
Turkey [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	0
Australia And New Zealand [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	312	2,072
Recoveries from partners	(9)	(317)
Net Expenditures	303	1,755
Australia And New Zealand [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	12	22
Australia And New Zealand [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	114	1,775
Australia And New Zealand [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	5	96
Australia And New Zealand [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	171	101
Australia And New Zealand [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	28
Australia And New Zealand [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	10	19
Australia And New Zealand [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	31
Other [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	112	72
Recoveries from partners	0	(1)
Net Expenditures	112	71
Other [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1	0
Other [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	36	0
Other [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	120
Other [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	64	5
Other [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	4	(66)
Other [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	7	13
Other [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	0
General Royalty And Project Investigation [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	3,292	3,262
Recoveries from partners	0	0
Net Expenditures	3,292	3,262
General Royalty And Project Investigation [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	104	118
General Royalty And Project Investigation [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	0
General Royalty And Project Investigation [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1,929	1,690
General Royalty And Project Investigation [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	514	449
General Royalty And Project Investigation [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	0
General Royalty And Project Investigation [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	661	761
General Royalty And Project Investigation [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	$ 84	$ 244